Offsetting of Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Offsetting of Assets and Liabilities [Abstract]
Schedule of liabilities subject to an enforceable master netting agreement
The following table presents the liabilities subject to an enforceable master netting agreement as of June 30, 2013 and December 31, 2012.

	Gross Recognized Liabilities	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amount
	(In Thousands)
June 30, 2013
Repurchase Agreements
Short-term	$31,943	—	31,943	31,943	—
Long-term	84,000	—	84,000	84,000	—
	$115,943	—	115,943	115,943	—

December 31, 2012
Repurchase Agreements
Short-term	$38,090	—	38,090	38,090	—
Long-term	84,000	—	84,000	84,000	—
	$122,090	—	122,090	122,090	—